Currency Gains / (Losses) - Summary of Foreign Currency Translation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in foreign currency translation reserve [abstract]
Foreign currency translation reserve at January 1	€ (7)	€ 12
Effect of currency translation differences	10	(19)
Foreign currency translation reserve at December 31	€ 3	€ (7)